Financial and Capital Risk Management and Fair Value Measurement - Summary of Maturity Profile of Financial Liabilities Based on Contractual Undiscounted Payments (Detail)	Dec. 31, 2018 GBP (£)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities on contractual undiscounted payments	£ 26,711,981
Novartis notes [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities on contractual undiscounted payments	2,326,842
Bank loan [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities on contractual undiscounted payments	23,849,474
Operating lease [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities on contractual undiscounted payments	535,665
Within one year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities on contractual undiscounted payments	8,674,464
Within one year [member] | Novartis notes [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities on contractual undiscounted payments	82,600
Within one year [member] | Bank loan [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities on contractual undiscounted payments	8,260,337
Within one year [member] | Operating lease [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities on contractual undiscounted payments	331,527
After one year but not more than three years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities on contractual undiscounted payments	17,954,917
After one year but not more than three years [member] | Novartis notes [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities on contractual undiscounted payments	2,161,642
After one year but not more than three years [member] | Bank loan [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities on contractual undiscounted payments	15,589,137
After one year but not more than three years [member] | Operating lease [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities on contractual undiscounted payments	£ 204,138